Related parties - Schedule of Key Management Personnel Compensation (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Share-based payments	€ 2,073	€ 1,723
Post-employment benefits	3	3
Total compensation to related parties	3,415	3,097
Executive
Disclosure of transactions between related parties [line items]
Short-term employee benefits (Executive)	1,076	1,159
Supervisory Board
Disclosure of transactions between related parties [line items]
Short-term employee benefits (Executive)	€ 263	€ 212